Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of breakdown of the balance under the heading Debt instruments at fair value through OCI - Debt Instruments Valued At Fair Value - CLP ($)
$ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Instruments issued by the Chilean Government and the Central Bank of Chile:
Financial assets at fair value through other comprehensive income	$ 3,054,809	$ 1,060,523
Promissory notes issued by the Chilean Government and Central Bank | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Government and the Central Bank of Chile:
Financial assets at fair value through other comprehensive income
At fair value [member] | Bonds Issued By Chilean Government And Central Bank | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Government and the Central Bank of Chile:
Financial assets at fair value through other comprehensive income	102	109
At fair value [member] | Other Instruments | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Government and the Central Bank of Chile:
Financial assets at fair value through other comprehensive income	2,488,748	163,491
At fair value [member] | Other Instruments | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Government and the Central Bank of Chile:
Financial assets at fair value through other comprehensive income		32,342
At fair value [member] | Other Instruments | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Government and the Central Bank of Chile:
Financial assets at fair value through other comprehensive income
At fair value [member] | Mortgage Bonds From Domestic Banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Government and the Central Bank of Chile:
Financial assets at fair value through other comprehensive income	111,656	128,763
At fair value [member] | Bonds from domestic banks | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Government and the Central Bank of Chile:
Financial assets at fair value through other comprehensive income	2,411	15,887
At fair value [member] | Deposits From Domestic Banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Government and the Central Bank of Chile:
Financial assets at fair value through other comprehensive income	424,419	685,392
At fair value [member] | Bonds From Other Chilean Companies [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Government and the Central Bank of Chile:
Financial assets at fair value through other comprehensive income	$ 27,473	$ 34,539